CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues		$ 40,762,456	¥ 290,297,984	¥ 203,548,005	¥ 487,938,864
COST OF REVENUES		(31,572,751)	(224,851,661)	(129,296,306)	(264,679,547)
GROSS PROFIT		9,189,705	65,446,323	74,251,699	223,259,317
OPERATING EXPENSES
Selling expenses		(495,219)	(3,526,803)	(6,692,316)	(8,824,405)
General and administrative expenses		(3,265,023)	(23,252,517)	(65,354,201)	(22,936,520)
Research and development expenses		(24,487,797)	(174,394,747)	(78,655,572)	(331,274,831)
Provision for expected credit loss		(349,984)	(2,492,478)	(857,713)	(2,976,474)
Change in fair value of warrant liability		8,782	62,543	372,961	4,415,328
Total operating expenses		(28,589,241)	(203,604,002)	(151,186,841)	(361,596,902)
LOSS FROM OPERATIONS		(19,399,536)	(138,157,679)	(76,935,142)	(138,337,585)
OTHER INCOME (EXPENSE)
Finance income, net		3,264,721	23,250,360	3,363,084	1,669,078
Impairment loss for unconsolidated entities					(1,600,000)
Investment income		5,939,403	42,298,644
Profit or loss on disposal of subsidiaries		829,090	5,904,530	(15,278,949)
Other income, net		703,562	5,010,560	3,124,103	983,466
Total other income (expenses), net		10,736,776	76,464,094	(8,791,762)	1,052,544
Loss before income taxes		(8,662,760)	(61,693,585)	(85,726,904)	(137,285,041)
Income tax credit (expense)		(356,467)	(2,538,650)	4,138,906	826,140
Net loss		(9,019,227)	(64,232,235)	(81,587,998)	(136,458,901)
Less: Net income (loss) attributable to non-controlling interests		(127,701)	(909,447)	(205,725)	291,987
NET LOSS ATTRIBUTABLE TO MICROCLOUD HOLOGRAM INC. ORDINARY SHAREHOLDERS		(8,891,526)	(63,322,788)	(81,382,273)	(136,750,888)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment		74,846	533,030	1,817,059	995,415
COMPREHENSIVE LOSS		(8,944,381)	(63,699,205)	(79,770,939)	(135,463,486)
Less: Comprehensive income (loss) attributable to non-controlling interests		(127,701)	(909,447)	(205,725)	291,987
COMPREHENSIVE LOSS ATTRIBUTABLE TO MICROCLOUD HOLOGRAM INC		$ (8,816,680)	¥ (62,789,758)	¥ (79,565,214)	¥ (135,755,473)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Weighted average number of ordinary shares outstanding - basic	[1]	12,591,433	12,591,433	108,369	100,358
Weighted average number of ordinary shares outstanding - diluted	[1]	12,591,433	12,591,433	108,369	100,358
LOSS PER SHARE*
Earnings per share - basic | (per share)	[1]	$ (0.71)	¥ (5.03)	¥ (750.97)	¥ (1,362.63)
Earnings per share - diluted | (per share)	[1]	$ (0.71)	¥ (5.03)	¥ (750.97)	¥ (1,362.63)
Products [Member]
OPERATING REVENUES
Total operating revenues		$ 1,109,739	¥ 7,903,228	¥ 22,401,569	¥ 124,609,677
Services [Member]
OPERATING REVENUES
Total operating revenues		$ 39,652,717	¥ 282,394,756	¥ 181,146,436	¥ 363,329,187

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the reclassification of Class A and Class B ordinary shares (Note 14).